ITEMS DISCLOSED AT FAIR VALUE	12 Months Ended
Dec. 30, 2012
Fair Value Disclosures [Abstract]
ITEMS DISCLOSED AT FAIR VALUE
ITEMS DISCLOSED AT FAIR VALUE
We have financial assets and liabilities that are not recorded at fair value but which require disclosure of their fair value. The carrying value of cash equivalents approximates fair value due to the short-term maturity of these instruments and is not material. The carrying value of outstanding amounts under our secured revolving credit facility and capital lease obligation approximate fair value based on currently available market rates.
Financial instruments that potentially subject the Company to a concentration of credit risk principally consist of cash and cash equivalents and trade receivables. Cash and cash equivalents are placed with high-credit quality financial institutions. Our credit risk, with respect to trade receivables, is limited in management's opinion due to industry and geographic diversification. We maintain an allowance for doubtful accounts to cover estimated credit losses.